Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 7 — Commitments

Business Combination Marketing Agreement

The Company engaged the joint book-running managers in the Initial Public Offering as advisors in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the joint book-running managers aggregate cash fees for such services upon the consummation of a Business Combination in an amount equal to $3,240,000 (exclusive of any applicable finders’ fees which might become payable). If a proposed Business Combination is not consummated for any reason during the 18-month period from the closing of the Initial Public Offering or as currently extended through July 31, 2021, no fee will be due or payable to the advisors. In the case of a Business Combination with Stryve, the fees have been reduced by 50%.

Fee Arrangements

Following the Initial Public Offering, the Company entered into a letter agreement with a member of the Company’s board of directors that provides for a success fee to be paid to such director upon consummation of a Business Combination with a target business introduced to the Company by such director in an amount equal to 0.6% of the total consideration paid by the Company in the transaction, subject to certain minimum and maximum amounts set forth in the agreement.

In addition, the Company entered into several letter agreements with unaffiliated third parties that provide for a success fee to be paid to each such third party upon consummation of a Business Combination with a target business introduced to the Company by such third party in amounts ranging from 0.75% to 1.0% of the total consideration paid by the Company in the transaction, subject to certain minimum and maximum amounts set forth in the various agreements.

Related to the business combination with Stryve, the Company entered into engagement letters with Cowen and Craig-Hallum, to be financial advisors and placement agent to the transaction, with an aggregate success fee of 2% of the transaction value and 6% fee of gross proceeds raised as agents and a capital markets advisory fee.

ANDINA ACQUISITION CORP. III

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2021

(Unaudited)

Registration Rights

Pursuant to a registration rights agreement entered into on January 28, 2019, the holders of the insider shares, as well as the holders of the Private Units (and underlying securities) and any securities issued in payment of working capital loans made to the Company, are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. Notwithstanding anything to the contrary, the underwriters (and their designees) may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on January 28, 2019. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these ordinary shares are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) and securities issued in payment of working capital loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and their designees) may participate in a “piggy-back” registration only during the seven-year period beginning January 28, 2019. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Extension

On January 5, 2021, the Company received a written notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company is not in compliance with Listing Rule 5620(a) and 5810(c)(2)(G), due to the Company’s failure to hold an annual meeting of stockholders within twelve months of the end of the Company’s fiscal year end. The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq Capital Market. The Company held their 2020 general annual meeting on January 27, 2021 and intends to submit a plan of compliance with Nasdaq. On February 2, 2021, the Company received a letter from Nasdaq indicating it had regained compliance.

On January 27, 2021, the Company held a special meeting pursuant to which the Company’s shareholders approved extending the date by which the Company had to complete a Business Combination from January 31, 2021 to April 30, 2021 (or July 31, 2021 if the Company has executed a definitive agreement for a Business Combination by April 30, 2021) (such date or later date, as applicable, the “Extended Date”). In connection with the approval of the extension, shareholders elected to redeem an aggregate of 300 ordinary shares. As a result, an aggregate of $3,073 (or approximately $10.24 per share) was released from the Trust Account to pay such shareholders and 4,417,096 ordinary shares are now issued and outstanding.

Business Combination Agreement

On January 28, 2021, the Company entered into a definitive business combination agreement (the “Business Combination Agreement”), pursuant to which, subject to the terms and conditions set forth therein (the “Merger”), (i) the Company will re-domesticate as a Delaware corporation, (ii) Stryve, will conduct a reorganization pursuant to which Stryve Foods Holdings LLC (“Stryve Holdings”) will become a holding company for Stryve, the former owners of Stryve will become the owners of Stryve Holdings, and Stryve will retain all of its business, assets and liabilities, and become a wholly owned subsidiary of Stryve Holdings, (iii) Stryve Holdings will contribute to Andina Holdings LLC, a subsidiary of Andina (“Andina Holdings”), the equity interests of Stryve, in exchange for newly issued non-voting membership interests of Andina Holdings and voting (but non-economic) common stock of the Company, and (iv) the Company will contribute all of its cash and cash equivalents to Andina Holdings, after payment of the Company shareholders that elect to have their Company shares redeemed or converted in connection with the consummation of the Merger, in exchange for newly issued voting membership interests of Andina Holdings, all upon the terms and subject to the conditions set forth in the Business Combination Agreement.

Subject to and upon the terms and conditions of the Business Combination Agreement, Stryve Holdings will contribute to Andina Holdings all of the issued and outstanding equity interests of Stryve (the “Seller Contribution”) and Andina Holdings shall issue to Stryve Holdings a number of newly issued Andina Holdings Class B Units (the “Seller Consideration Units”) equal in value to (the “Seller Consideration”) (i) One Hundred and Thirty Million U.S. Dollars ($130,000,000), minus (ii) the amount, if any, by which the target consolidated net working capital amount of $553,635 exceeds the consolidated net working capital of Stryve (but not less than zero), plus (iii) the amount, if any, by which the consolidated net working capital of Stryve exceeds the target consolidated net working capital amount of $553,635 (but not less than zero), minus (iv) the amount of indebtedness of Stryve at the closing (excluding certain capitalized leases and any obligations under the Bridge Notes or other convertible debt of Stryve Holdings that is converted into equity in connection with the closing), minus (v) the amount of any Stryve transaction expenses, with each Andina Holdings Class B Unit valued for such purposes at a price of $10.00 per Unit. Additionally, the Company will issue to the Seller a number of shares of newly issued shares of the Company’s Class V Common Stock equal to the number of Seller Consideration Units.

The Business Combination Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Business Combination Agreement.

Simultaneously with the execution of the Business Combination Agreement, the Company and Stryve entered into subscription agreements with investors for an aggregate of $42,500,000 at a price of $10.00 per share in a private placement in the Company (the “Closing PIPE Investment”), to be consummated simultaneously with the Closing of the Business Combination. Additionally, simultaneously with the execution of the Business Combination Agreement, the Company and Stryve entered into subscription agreements with the holders (the “Bridge Investors”) of $10,600,000 in unsecured promissory notes of Stryve (the “Bridge Notes”) where the obligations of Stryve under the Bridge Notes will be used to offset and satisfy the obligations of the Bridge Investors and the Bridge Investors will be issued shares of Class A Common Stock at a price of $8.00 per share (the “Bridge PIPE Investment” and, together with the Closing PIPE Investment, the “PIPE Investment”). Consummation of the PIPE Investment is conditioned on the concurrent Closing of the Business Combination (and other customary closing conditions).

ANDINA ACQUISITION CORP. III

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2021

(Unaudited)

NOTE 6. COMMITMENTS

Business Combination Marketing Agreement

The Company engaged the joint book-running managers in the Initial Public Offering as advisors in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the joint book-running managers aggregate cash fees for such services upon the consummation of a Business Combination in an amount equal to $3,240,000 (exclusive of any applicable finders’ fees which might become payable). If a proposed Business Combination is not consummated for any reason during the 18-month period from the closing of the Initial Public Offering (as such period may be extended), no fee will be due or payable to the advisors.

Fee Arrangements

Following the Initial Public Offering, the Company entered into a letter agreement with a member of the Company’s board of directors that provides for a success fee to be paid to such director upon consummation of a Business Combination with a target business introduced to the Company by such director in an amount equal to 0.6% of the total consideration paid by the Company in the transaction, subject to certain minimum and maximum amounts set forth in the agreement.

In addition, the Company entered into several letter agreements with unaffiliated third parties that provide for a success fee to be paid to each such third party upon consummation of a Business Combination with a target business introduced to the Company by such third party in amounts ranging from 0.75% to 1.0% of the total consideration paid by the Company in the transaction, subject to certain minimum and maximum amounts set forth in the various agreements.

Related to the business combination with Stryve, Andina entered into engagement letters with Cowen and Craig-Hallum, to be financial advisor and placement agents to the transaction, with an aggregate success fee of 2% of the transaction value and 6% fee of gross proceeds raised as agents.

Registration Rights

Pursuant to a registration rights agreement entered into on January 28, 2019, the holders of the insider shares, as well as the holders of the Private Units (and underlying securities) and any securities issued in payment of working capital loans made to the Company, are entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. Notwithstanding anything to the contrary, the underwriters (and their designees) may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on January 28, 2019. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these Ordinary Shares are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) and securities issued in payment of working capital loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and their designees) may participate in a “piggy-back” registration only during the seven-year period beginning January 28, 2019. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

ANDINA ACQUISITION CORP. III

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020